UNITED STATES SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

         FORM 13F

         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2010

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check Only One):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Missouri Valley Partners, Inc.
Address: 135 North Meramec, Suite 500
         St. Louis, Missouri 63105-3900

13F File Number:

The institutional investment manager filing this report & the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jo Ann Dotson
Title: Chief Compliance Officer
Phone: (314) 889-1052
Signature, Place, and Date of Signing:

    Jo Ann Dotson     St. Louis, Missouri          June 30, 2010

Report Type:  (Check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

MISSOURI VALLEY PARTNERS, INC.
FORM 13F SUMMARY PAGE
AS OF DATE: 06/30/10


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   82

FORM 13F INFORMATION TABLE VALUE TOTAL:   $184,850 (X1000)

LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

CENTURY SECURITIES ASSOCIATES, INC.
DISCRETIONARY OWNERSHIP FOR 13F
AS OF DATE: 06/30/10

ABBOTT LABS COM	COM	002824100	2535	54203	32353	21850
ABERCROMBIE & FITCH CO CL A	COM	002896207	1517	49445	31050	18395
ALLERGAN INC COM	COM	018490102	1901	32635	19575	13060
AMERICAN ELEC PWR INC COM	COM	025537101	1968	60955	37580	23375
AMERIPRISE FINL INC COM	COM	03076C106	4154	115000	71235	43765
AMETEK INC NEW COM	COM	031100100	2736	68145	40815	27330
AMN HEALTHCARE SRVCS COM	COM	001744101	118	15846	14225	1621
ANADARKO PETE CORP COM	COM	032511107	1181	32730	19625	13105
APPLE COMPUTER INC COM	COM	037833100	4472	17780	10665	7115
AT&T CORP COM	COM	00206R102	4477	185107	115720	69387
BANK OF AMERICA CORP COM	COM	060505104	3318	230915	144960	85955
BAXTER INTL INC COM	COM	071813109	2204	54233	33224	21009
BEST BUY	COM	086516101	1295	38260	23860	14400
BROADCOM CORP CL A	COM	111320107	1990	60375	36225	24150
CARNIVAL CORP COM	COM	143658300	1937	64075	39030	25045
CATERPILLAR INC DEL COM	COM	149123101	1409	23470	14530	8940
CHEVRONTEXACO CORP COM	COM	166764100	2890	42597	26652	15945
CISCO SYS INC COM	COM	17275R102	3498	164186	98021	66165
CITIGROUP INC COM	COM	172967101	3895	1035910	643770	392140
CLIFFS NATURAL RESOURCES	COM	18683K101	1249	26495	16400	10095
COCA COLA CO COM	COM	191216100	4729	94360	58025	36335
COMCAST CORP NEW CL A	COM	20030N101	2826	162750	100325	62425
DANAHER CORP DEL COM	COM	235851102	2056	55400	33930	21470
DISNEY WALT CO COM DISNEY	COM	254687106	2376	75430	47660	27770
E M C CORP MASS COM	COM	268648102	2854	155985	96630	59355
ENDOLOGIX INC COM	COM	29266S106	162	35953	31902	4051
ENERGIZER HLDGS INC COM	COM	29266R108	1441	28665	17685	10980
ENZON PHARMACEUTICALS COM	COM	293904108	187	17634	15837	1797
EOG RES INC COM	COM	26875P101	1980	20130	12545	7585
EXXON MOBIL CORP COM	COM	30231G102	6362	111488	67614	43874
FIFTH THIRD BANCORP COM	COM	316773100	3900	317385	196545	120840
GENERAL DYNAMICS CORP COM	COM	369550108	1625	27750	19270	8480
GENERAL ELEC CO COM	COM	369604103	3702	256757	162064	94693
GOLDMAN SACHS GROUP COM	COM	38141G104	2465	18779	11748	7031
GOOGLE INC CL A	COM	38259P508	2358	5300	3250	2050
HALLIBURTON CO COM	COM	406216101	2442	99510	60790	38720
HEWLETT PACKARD CO COM	COM	428236103	3012	69605	42335	27270
HONEYWELL INTL INC COM	COM	438516106	1919	49190	30580	18610
HUNTINGTON BANCSHARES COM	COM	446150104	185	33520	33520
INT'L BUSINESS MACHINES	COM	459200101	4314	34938	20975	13963
INTEL CORP COM	COM	458140100	2811	144560	88385	56175
INTER PARFUMS	COM	458334109	143	10112	8944	1168
JACOBS ENGR GROUP DEL COM	COM	469814107	1639	45000	27620	17380
JOHNSON & JOHNSON COM	COM	478160104	4603	77945	47015	30930
JPMORGAN CHASE & CO COM	COM	46625H100	3502	95680	60465	35215
LILLY ELI & CO COM	COM	532457108	1924	57444	35518	21926
LOWES COS INC COM	COM	548661107	2143	104970	65355	39615
MEDTRONIC INC COM	COM	585055106	2093	57730	34385	23345
MERCK & CO INC COM	COM	58933Y105	3305	94527	59432	35095
METALICO INC COM	COM	591176102	108	27148	24043	3105
MICROSOFT CORP COM	COM	594918104	5127	222856	135562	87294
MODINE	COM	607828100	130	16944	15029	1915
NIKE INC CL B	COM	654106103	2200	32580	20190	12390
NORFOLK SOUTHERN CORP COM	COM	655844108	2007	37850	23455	14395
OCCIDENTAL PETE CP DEL COM	COM	674599105	2508	32515	20480	12035
ONLINE RES CORP COM	COM	68273G101	128	30881	27595	3286
ORACLE CORP NEW COM	COM	68389X105	2617	121988	72956	49032
PACTIV	COM	695257105	1885	67715	41950	25765
PEPSICO INC COM	COM	713448108	4060	66613	40960	25653
PFIZER INC COM	COM	717081103	190	13352	13352
PHILIP MORRIS	COM	718172109	2388	52115	32050	20065
PRAXAIR INC COM	COM	74005P104	2568	33795	20920	12875
PRECISION CASTPARTS CP COM	COM	740189105	1783	17333	10428	6905
PROCTER & GAMBLE CO COM	COM	742718109	4083	68087	42478	25609
PRUDENTIAL FINANCIAL	COM	744320102	4053	75540	46520	29020
QUALCOMM INC COM	COM	747525103	2243	68327	40987	27340
RANGE RES CORP COM	COM	75281A109	1208	30090	18120	11970
RUTHS HOSPITALITY	COM	783332109	176	42270	38232	4038
SOUTHWESTERN ENERGY CO COM	COM	845467109	1653	42800	25585	17215
SPDR S&P 500 ETF TR UNIT SER 1	COM	78462F103	615	5960	5960
STRYKER CORP COM	COM	863667101	2302	45990	28190	17800
TARGET CORP COM	COM	87612E106	2781	56570	34720	21850
THOMPSON CREEK METALS CO	COM	884768102	107	12411	11101	1310
TRIQUINT SEMICONDUCTOR COM	COM	89674K103	123	20292	17878	2414
UGI CORP	COM	902681105	1628	64020	39460	24560
UNITEDHEALTH GROUP INC COM	COM	91324P102	2051	72230	44470	27760
VF CORP	COM	918204108	1475	20725	12925	7800
VIRGINIA COMM BANCORP COM	COM	92778Q109	107	17183	15217	1966
VISA	COM	92826C839	2752	38910	23340	15570
WAL MART STORES INC COM	COM	931142103	2653	55193	33657	21536
WALGREEN CO COM	COM	931422109	1958	73363	43993	29370
WELLS FARGO & CO NEW COM	COM	949746101	3381	132093	82405	49688